Note 24 - Revenue, Net (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
	Year ended December 31,
	2025	2024	2023
Type of goods or service
Hardware sales
-Video IoT	$-	$-	$-
-Security Convergence	-	-	62,363
Software sales
-Video IoT	-	15,361	87,306
-Security Convergence	-	-	-
Service revenue
-Video IoT	3,520,453	2,763,050	2,818,014
-Security Convergence	97,840,204	71,895,619	61,727,308
Revenue from contracts with customers	$101,360,657	$74,674,030	$64,694,991

Disclosure of disaggregation of revenue from contracts with customers [text block]
Year ended December 31, 2025	Hardware	Software	Service	Total
Total revenue streams	$60,059,116	$-	$106,022,252	$166,081,368
Inter-revenue streams	(60,059,116)	-	(4,661,595)	(64,720,711)
Revenue from contracts with customers	$-	$-	$101,360,657	$101,360,657
Timing of revenue recognition
At a point in time	$-	$-	$-	$-
Over time	-	-	101,360,657	101,360,657
Revenue from contracts with customers	$-	$-	$101,360,657	$101,360,657
Year ended December 31, 2024	Hardware	Software	Service	Total
Total revenue streams	$1,926	$15,361	$104,465,754	$104,483,041
Inter-revenue streams	(1,926)	-	(29,807,085)	(29,809,011)
Revenue from contracts with customers	$-	$15,361	$74,658,669	$74,674,030
Timing of revenue recognition
At a point in time	$-	$15,361	$-	$15,361
Over time	-	-	74,658,669	74,658,669
	$-	$15,361	$74,658,669	$74,674,030
Year ended December 31, 2023	Hardware	Software	Service	Total
Total revenue streams	$101,702	$173,123	$76,157,234	$76,432,059
Inter-revenue streams	(39,339)	(85,817)	(11,611,912)	(11,737,068)
Revenue from contracts with customers	$62,363	$87,306	$64,545,322	$64,694,991
Timing of revenue recognition
At a point in time	$62,363	$87,306	$-	$149,669
Over time	-	-	64,545,322	64,545,322
	$62,363	$87,306	$64,545,322	$64,694,991

Disclosure of detailed information about revenue related contract assets and liabilities explanatory [text block]
	As of December 31,
	2025	2024

Contract assets relating to service contracts	$57,853,030	$34,306,195

Contract liabilities relating to service contracts	$1,305,644	$273,227

Disclosure of detailed information about revenue recognized in contract liabilities explanatory [text block]
	Year ended December 31,
	2025	2024
Service revenue	$249,041	$53,769